Finance Costs (Details) - Schedule of finance costs - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of finance costs [Abstract]
Interest on senior notes, note 16 (c)	S/ 60,857	S/ 56,081	S/ 45,380
Finance cost on cross currency swaps	16,144	14,958	26,185
Interest on promissory notes	8,298	5,537	2,505
Expenses for the purchase and amortization of issuance costs of senior notes	816	807	9,874
Interest for bank overdraft	802
Counterparty credit risk in cross currency swaps	542		2,306
Interest on lease liabilities	414
Commission for prepayment of loans	325
Other	69	145	321
Total interest expense	88,267	77,528	86,571
Unwinding of discount of provisions, note 15	427	458	767
Total finance costs	S/ 88,694	S/ 77,986	S/ 87,338